Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Prepaid Expense And Other Assets Current [Abstract]
Prepaid VAT	¥ 71,418		¥ 21,430
Prepaid other service fees	54,128		18,252
Prepaid advertising expenses	52,114
Deposits	11,217		1,767
Receivables from third party payment platforms	7,402		11,274
Prepaid rental expenses	6,606		10,665
Others	8,563		2,923
Prepaid expenses and other current assets	¥ 211,448	$ 32,406	¥ 66,311